6. Intangible assets - Intangible Assets (Details) (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Intangible assets	$ 402,000	$ 402,000
Less: accumulated amortization	155,775	135,675
Net intangible assets	$ 246,225	$ 266,325